Fair Value of Financial Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Fair Value of Financial Assets
3. Fair Value of Financial Assets
As of March 31, 2023, marketable securities by security type consisted of (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Estimated Fair Value
U.S. treasury notes (due within one year)	$29,699	$1	$(17)	$—	$29,683

Total	$29,699	$1	$(17)	$—	$29,683

As of December 31, 2022 marketable securities by security type consisted of (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. treasury notes (due within one year)	$54,596	$2	$(183)	$54,415

Total	$54,596	$2	$(183)	$54,415

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements at March 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$47,508	$—	$—	$47,508
Marketable securities:
U.S. treasury notes	—	29,683	—	29,683

Total	$47,508	$29,683	$—	$77,191

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$56,663	$—	$—	$56,663
Marketable securities:
U.S. treasury notes	—	54,415	—	54,415

Total	$56,663	$54,415	$—	$111,078

Marketable Securities And Fair Value Measurements
3. Marketable Securities and Fair Value Measurements
As of December 31, 2022, marketable securities by security type consisted of (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. treasury notes (due within one year)	$54,596	$2	$(183)	$54,415

Total	$54,596	$2	$(183)	$54,415

As of December 31, 2021, marketable securities by security type consisted of (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. treasury notes (due within one year)	$30,213	$—	$(20)	$30,193
U.S. treasury notes (due after one year through two years)	15,093	—	(10)	15,083

Total	$45,306	$—	$(30)	$45,276

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$56,663	$—	$—	$56,663
Marketable securities:
U.S. treasury notes	—	54,415	—	54,415

Total	$56,663	$54,415	$—	$111,078

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$131,542	$—	$—	$131,542
Marketable securities:
U.S. treasury notes	—	45,276	—	45,276

Total	$131,542	$45,276	$—	$176,818